First Quarter Report
November 30, 2022 (Unaudited)
Columbia Integrated Large Cap Growth Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Integrated Large Cap Growth Fund, November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 9.0%
Entertainment 1.6%
Electronic Arts, Inc.	31,235	4,084,913
Interactive Media & Services 7.4%
Alphabet, Inc., Class A(a)	32,757	3,308,129
Alphabet, Inc., Class C(a)	115,123	11,679,228
Meta Platforms, Inc., Class A(a)	30,218	3,568,746
Pinterest, Inc., Class A(a)	35,325	897,962
Total		19,454,065
Total Communication Services		23,538,978
Consumer Discretionary 13.5%
Automobiles 1.4%
Tesla, Inc.(a)	18,703	3,641,474
Hotels, Restaurants & Leisure 1.6%
Expedia Group, Inc.(a)	20,005	2,137,334
Starbucks Corp.	19,274	1,969,803
Total		4,107,137
Internet & Direct Marketing Retail 4.0%
Amazon.com, Inc.(a)	109,461	10,567,365
Leisure Products 1.3%
YETI Holdings, Inc.(a)	77,113	3,461,603
Specialty Retail 5.2%
AutoZone, Inc.(a)	1,773	4,572,567
Lowe’s Companies, Inc.	9,890	2,102,119
Ulta Beauty, Inc.(a)	10,991	5,109,056
Williams-Sonoma, Inc.	15,534	1,815,925
Total		13,599,667
Total Consumer Discretionary		35,377,246
Consumer Staples 6.0%
Beverages 4.0%
Monster Beverage Corp.(a)	39,500	4,062,970
PepsiCo, Inc.	34,982	6,489,511
Total		10,552,481
Food Products 1.1%
Hershey Co. (The)	12,576	2,957,498
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products 0.9%
Estee Lauder Companies, Inc. (The), Class A	9,571	2,256,746
Total Consumer Staples		15,766,725
Energy 1.7%
Energy Equipment & Services 1.1%
Halliburton Co.	74,395	2,818,827
Oil, Gas & Consumable Fuels 0.6%
EOG Resources, Inc.	11,400	1,618,002
Total Energy		4,436,829
Financials 2.7%
Banks 1.1%
U.S. Bancorp	62,346	2,829,885
Capital Markets 0.8%
MSCI, Inc.	4,221	2,143,550
Insurance 0.8%
Progressive Corp. (The)	16,458	2,174,925
Total Financials		7,148,360
Health Care 14.2%
Biotechnology 6.2%
Exelixis, Inc.(a)	115,444	1,971,783
Horizon Therapeutics PLC(a)	46,828	4,696,380
Neurocrine Biosciences, Inc.(a)	22,678	2,881,467
Seagen, Inc.(a)	9,333	1,132,933
Vertex Pharmaceuticals, Inc.(a)	17,447	5,520,231
Total		16,202,794
Health Care Equipment & Supplies 1.6%
Align Technology, Inc.(a)	10,408	2,046,837
Tandem Diabetes Care, Inc.(a)	52,950	2,226,548
Total		4,273,385
Health Care Providers & Services 2.3%
Cigna Corp.	9,276	3,050,783
UnitedHealth Group, Inc.	5,439	2,979,267
Total		6,030,050
Health Care Technology 2.0%
Veeva Systems Inc., Class A(a)	27,287	5,194,353
2	Columbia Integrated Large Cap Growth Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Integrated Large Cap Growth Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.6%
IQVIA Holdings, Inc.(a)	6,507	1,418,656
Pharmaceuticals 1.5%
Eli Lilly & Co.	10,321	3,829,917
Total Health Care		36,949,155
Industrials 6.4%
Aerospace & Defense 1.1%
Axon Enterprise, Inc.(a)	15,008	2,761,922
Commercial Services & Supplies 1.3%
Waste Management, Inc.	20,053	3,363,289
Machinery 1.3%
ITT, Inc.	15,721	1,328,739
Snap-On, Inc.	8,174	1,966,665
Total		3,295,404
Professional Services 1.1%
Booz Allen Hamilton Holding Corp.	12,420	1,321,488
TransUnion	26,564	1,675,657
Total		2,997,145
Road & Rail 1.6%
Union Pacific Corp.	19,805	4,306,201
Total Industrials		16,723,961
Information Technology 42.5%
Communications Equipment 1.6%
F5, Inc.(a)	4,843	748,776
Motorola Solutions, Inc.	12,193	3,318,935
Total		4,067,711
IT Services 7.1%
FleetCor Technologies, Inc.(a)	13,711	2,690,098
GoDaddy, Inc., Class A(a)	47,748	3,778,299
MasterCard, Inc., Class A	27,899	9,943,204
PayPal Holdings, Inc.(a)	28,307	2,219,552
Total		18,631,153
Semiconductors & Semiconductor Equipment 8.3%
Advanced Micro Devices, Inc.(a)	25,043	1,944,088
Broadcom, Inc.	13,300	7,328,699
NVIDIA Corp.	24,957	4,223,473
QUALCOMM, Inc.	41,536	5,253,889
Common Stocks (continued)
Issuer	Shares	Value ($)
Teradyne, Inc.	10,752	1,004,774
Texas Instruments, Inc.	10,826	1,953,660
Total		21,708,583
Software 16.3%
Adobe, Inc.(a)	14,630	5,046,326
Autodesk, Inc.(a)	9,020	1,821,589
Crowdstrike Holdings, Inc., Class A(a)	8,809	1,036,379
Dropbox, Inc., Class A(a)	109,942	2,590,234
Fortinet, Inc.(a)	55,433	2,946,818
Microsoft Corp.	83,695	21,353,942
New Relic, Inc.(a)	23,738	1,335,737
ServiceNow, Inc.(a)	8,139	3,388,266
Workday, Inc., Class A(a)	18,211	3,057,627
Total		42,576,918
Technology Hardware, Storage & Peripherals 9.2%
Apple, Inc.	162,199	24,010,318
Total Information Technology		110,994,683
Materials 0.8%
Containers & Packaging 0.8%
Sealed Air Corp.	36,523	1,944,119
Total Materials		1,944,119
Real Estate 2.4%
Equity Real Estate Investment Trusts (REITS) 1.2%
Public Storage	10,289	3,065,711
Real Estate Management & Development 1.2%
CBRE Group, Inc., Class A(a)	40,062	3,188,935
Total Real Estate		6,254,646
Total Common Stocks (Cost $180,114,027)		259,134,702

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.989%(b),(c)	1,031,952	1,031,539
Total Money Market Funds (Cost $1,031,464)		1,031,539
Total Investments in Securities (Cost: $181,145,491)		260,166,241
Other Assets & Liabilities, Net		1,072,340
Net Assets		261,238,581

Columbia Integrated Large Cap Growth Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Integrated Large Cap Growth Fund, November 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.989%
	3,862,804	37,506,380	(40,337,475)	(170)	1,031,539	240	23,622	1,031,952
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Integrated Large Cap Growth Fund | First Quarter Report 2022

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1QT316_08_N01_(01/23)